Consolidated Statements of Profit or Loss and Other Comprehensive Income - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Revenues:
Revenue from contracts with customer	$ 50,630	$ 1,900,987
Other income	16,305,533	14,648,473
Total income	16,356,163	16,549,460
Expenses:
Costs of revenue	17,722	924,934
Amortization of intangible assets	11,894,518	11,931,668
Depreciation		240,164
Legal and professional expenses	832,319	392,954
Staffing expenses	310,894	446,022
Other operating expenses	2,036,314	584,734
Total expenses	15,091,767	14,520,476
Finance Income		8,524
Finance Cost	1,087,485	270,000
Profit before income tax	176,911	1,767,508
Income tax expense	579,946	616,893
(Loss)/profit for the year	(403,035)	1,150,615
(Loss)/profit attributable to:
Controlling interest	(390,067)	1,174,970
Non-controlling interest	(12,968)	(24,355)
Items that may be reclassified subsequently to profit or loss
Exchange difference on foreign currency translation of subsidiaries, net of tax	753,427	(754,959)
Total comprehensive income for the year	350,392	395,656
Total comprehensive income attributable to:
Controlling interest	363,360	432,446
Non-controlling interest	$ (12,968)	$ (36,790)
Basic and diluted earnings per share
Basic (loss)/earning per share of common share (in Dollars per share)	$ (0.01)	$ 0.05
Basic weighted average number of shares outstanding (in Shares)	34,154,062	24,306,527
Diluted (loss)/earning per share of common share (in Dollars per share)	$ (0.01)	$ 0.05
Diluted weighted average number of shares outstanding (in Shares)	34,154,062	24,306,527